Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Total Stock-Based Compensation Expense

Total stock-based compensation expense, related to all of the Company’s share-based awards to employees, directors and non-employees recognized during the years ended 2013 and 2012, was comprised of the following:

	Years Ended December 31,
	2013	2012
Research and development	$132,543	$111,206
General and administrative	258,850	183,900

Total share-based compensation expense	$391,393	$295,106

Weighted-Average Assumptions Used for Calculating Value of Options Granted

The following table describes the weighted-average assumptions used for calculating the value of options granted for the years ended December 31:

	2013	2012
Dividend yield	0.0%	0.0%
Expected volatility	80.0%	79.7%
Weighted-average risk-free interest rate	2.2%	1.2%
Expected term	6.2 years	6.3 years

Stock Option Activity

Information regarding the stock options activity including employees, directors and non-employees as of December 31, 2013, and changes during the year then ended, are summarized as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Contractual Life
Outstanding at December 31, 2012	1,707,114	$1.3802	4.4 years
Options granted	247,600	3.2600	6.2 years
Options exercised	(514,466)	0.6472	2.3 years
Options canceled or expired	(40,123)	0.8479	8.8 years

Outstanding at December 31, 2013	1,400,125	$1.9825	5.3 years

Vested or expected to vest at December 31, 2013	1,400,125	$1.9825

Exercisable at December 31, 2013	1,182,140	$1.7461	4.6 years